CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022		$ 9,520	$ 35,581,022	$ (7,154,808)	$ 4,585,155	$ 33,020,889
Beginning balance, shares at Dec. 31, 2022		9,520,000
Subsidiary share issuance			364,886		6,564,666	6,929,552
Stock-based compensation			1,902,749			1,902,749
Subsidiary stock repurchase					(21,379)	(21,379)
Net loss				(7,192,176)	(2,590,020)	(9,782,196)
Ending balance, value at Dec. 31, 2023		$ 9,520	37,848,657	(14,346,984)	8,538,422	32,049,615
Ending balance, shares at Dec. 31, 2023		9,520,000
Beginning balance, value at Dec. 31, 2023		$ 9,520	37,848,657	(14,346,984)	8,538,422	32,049,615
Beginning balance, shares at Dec. 31, 2023		9,520,000
Beginning balance, value at Dec. 31, 2023		$ 9,520	37,848,657	(14,346,984)	8,538,422	32,049,615
Beginning balance, shares at Dec. 31, 2023		9,520,000
Share Issuance for Forza Equity		$ 5,354	5,569,133		(5,574,487)
Share Issuance for Forza Equity, shares		5,354,480
Stock-based compensation			1,177,140			1,177,140
Net loss				(11,045,971)	(2,963,935)	(14,009,906)
Ending balance, value at Dec. 31, 2024		$ 14,874	44,594,930	(25,392,955)		19,216,849
Ending balance, shares at Dec. 31, 2024		14,874,480
Beginning balance, value at Dec. 31, 2024		$ 14,874	$ 44,594,930	$ (25,392,955)		$ 19,216,849
Beginning balance, shares at Dec. 31, 2024		14,874,480